NOTE 9 - FAIR VALUE MEASUREMENTS (Details) (USD $)	Mar. 31, 2013
Cash and cash equivalents	$ 42,201
Total financial assets carried at fair value	42,201
Level 1
Cash and cash equivalents	42,201
Total financial assets carried at fair value	42,201
Level 2
Cash and cash equivalents	0
Total financial assets carried at fair value	0
Level 3
Cash and cash equivalents	0
Total financial assets carried at fair value	$ 0